Significant Estimates And Judgments - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2019
Significant estimate and judgment [line items]
Intangible assets and goodwill recorded as part of the business acquisition		$ 210.1
Growth rates on impairment	1.50%
Goodwill			$ 114.7
Decrease in future cash flow rate	5.00%
Increase of basis points in discount rates	100
Goodwill [member]
Significant estimate and judgment [line items]
Intangible assets and goodwill recorded as part of the business acquisition		136.4
Bottom of range [member]
Significant estimate and judgment [line items]
Pre-tax discount rate	12.90%
Top of range [member]
Significant estimate and judgment [line items]
Pre-tax discount rate	13.10%
Trademark [member]
Significant estimate and judgment [line items]
Intangible assets	$ 164.6	216.3
Trademark [member] | Bottom of range [member]
Significant estimate and judgment [line items]
Pre-tax discount rate	9.50%
Growth rates on impairment	0.00%
Trademark [member] | Top of range [member]
Significant estimate and judgment [line items]
Pre-tax discount rate	14.10%
Growth rates on impairment	2.00%
Ski-Doo [member]
Significant estimate and judgment [line items]
Intangible assets	$ 63.5	63.5
Sea-Doo [member]
Significant estimate and judgment [line items]
Intangible assets	59.1	59.1
Alumacraft [member]
Significant estimate and judgment [line items]
Intangible assets		20.1
Manitou [member]
Significant estimate and judgment [line items]
Intangible assets	8.3	38.8
Quintrex [Member]
Significant estimate and judgment [line items]
Intangible assets	13.9	14.8
Stacer [Member]
Significant estimate and judgment [line items]
Intangible assets	4.4	4.6
Pinion [member]
Significant estimate and judgment [line items]
Intangible assets	15.4	15.4
Bombardier Inc. [member] | Goodwill [member]
Significant estimate and judgment [line items]
Intangible assets and goodwill recorded as part of the business acquisition	114.7	114.7
Bombardier Inc. [member] | Trademark [member]
Significant estimate and judgment [line items]
Intangible assets and goodwill recorded as part of the business acquisition	122.6	122.6
Business Combination after 2003 [member] | Goodwill [member]
Significant estimate and judgment [line items]
Intangible assets and goodwill recorded as part of the business acquisition	137.6	137.6
Business Combination after 2003 [member] | Trademark [member]
Significant estimate and judgment [line items]
Intangible assets and goodwill recorded as part of the business acquisition	$ 42.0	93.7
Konsberg [Member] | Goodwill [member]
Significant estimate and judgment [line items]
Goodwill		63.7
Konsberg [Member] | Pinion [member] | Goodwill [member]
Significant estimate and judgment [line items]
Goodwill		$ 72.7